Share-based compensation (Details)								3 Months Ended		9 Months Ended										12 Months Ended
	Sep. 26, 2025 $ / shares shares	Aug. 15, 2025 individual shares	Apr. 15, 2025 USD ($) $ / shares shares	Apr. 03, 2025 shares	Sep. 06, 2024 USD ($) $ / shares shares	Aug. 23, 2024 USD ($) $ / shares shares	Feb. 23, 2024 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) options	Sep. 30, 2024 USD ($)	Sep. 30, 2024 shares	Sep. 30, 2024	Sep. 30, 2024 options	Dec. 31, 2024 USD ($) shares
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion													155,692				54,308
share-based payment options expired																	904
Share options were exercised (in options)														37,192	37,192			1,446	1,446
Total gross proceeds (in Dollars) | $											$ 148,086					$ 0
Surplus amount transfer to share capital (in Dollars) | $								$ 84,358		$ 84,358	84,358	$ 84,358	$ 84,358	$ 84,358	$ 84,358
Warrants cancelled, shares													47,358
Description of share-based payment arrangement										the PSUs and RSUs. Each PSU and RSU convert into one Class B Subordinate Voting Share at $nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of Class B Subordinate Voting Shares reserved for issuance may not exceed 10% of the aggregate number of Class B Subordinate Voting Shares that are outstanding unless the Board has increased such limit by a Board resolution
Performance share unit, outstanding													0
Share based compensation (in Dollars) | $								$ 869,908	$ 21,530		2,186,391					$ 2,366,146
Share-based compensation expense (in Dollars) | $											33,693
Share-based compensation expense (in Dollars) | $											36,875
Restricted Share Unit [Member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		1,600
Restricted share unit issued							846
Restricted share fair value (in Dollars) | $					$ 31,009	$ 137,625	$ 49,665
Number of share granted					7,500	32,690
Restricted unit per share (in Dollars per share) | $ / shares					$ 4.13	$ 4.21
Share based compensation (in Dollars) | $											88,568
RSUs Converted to Class B Shares					7,500
Restricted share units [member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		800
Restricted share unit issued	96,000			32,690
Restricted share fair value (in Dollars) | $			$ 378,000
Number of share granted			60,000
Restricted unit per share (in Dollars per share) | $ / shares	$ 16.32		$ 6.3
RSUs Converted to Class B Shares			60,000	32,690
Number of share-based payment granted share option (in individual) | individual		2
First vesting tranche shares		500
Second vesting tranche shares		300
Share-based compensation expense (in Dollars) | $											$ 4,527
Share-based compensation expense vested price per share (in Dollars per share) | $ / shares												$ 22.45